Schedule of reconciliation between tax expense and corporate tax rate (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Statutory tax rate	17.00%	17.00%